PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 1,069,652	€ 850,550	€ 710,260
Contractual commitments for acquisition of property, plant and equipment	105,335	146,281
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 3,187,711	€ 2,795,049	€ 2,518,499